SCHEDULE II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Changes in valuation and qualifying accounts
Balance at end of period	$ 98,848	$ 87,449
Inventory reserves
Changes in valuation and qualifying accounts
Balance at beginning of period	19,712	22,364
Additions, Charged to costs and expenses	2,041	(2,652)	22,364
Balance at end of period	21,753	19,712	22,364
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	5,244	5,376
Additions, Charged to costs and expenses	(2,588)	297	5,376
Deductions	(184)	(429)
Balance at end of period	2,472	5,244	5,376
Promotional program incentive allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	71,845	74,593	56,968
Additions, Charged to costs and expenses	329,683	307,371	292,298
Deductions	(318,701)	(310,119)	(274,673)
Balance at end of period	82,827	71,845	74,593
Allowance for sales returns
Changes in valuation and qualifying accounts
Balance at beginning of period	10,360	10,793	9,457
Additions, Charged to costs and expenses	31,087	28,333	27,562
Deductions	(27,898)	(28,766)	(26,226)
Balance at end of period	13,549	10,360	10,793
Valuation allowance for deferred tax assets
Changes in valuation and qualifying accounts
Balance at beginning of period	14,867	15,404	14,618
Additions, Charged to costs and expenses	829	1,240	1,105
Deductions	(1,580)	(1,777)	(319)
Balance at end of period	$ 14,116	$ 14,867	$ 15,404